                               SEPARATE ACCOUNT A
                       FIRST FORTIS LIFE INSURANCE COMPANY

                               FILE NO. 033-71686
                               FILE NO. 033-71688
                               FILE NO. 333-20343



       SUPPLEMENT DATED JULY 21, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                SUPPLEMENT DATED JULY 21, 2005 TO YOUR PROSPECTUS

Effective September 6, 2005, the following changes are made to your Prospectus:

     Any and all references to "Fortis Benefits Insurance Company" are deleted and replaced with "Union Security Insurance Company."

     Any and all references to "First Fortis Life Insurance Company" are deleted and replaced with "Union Security Life Insurance Company of New York."

     Any and all references to "Fortis Insurance Company," are deleted and replaced with "Time Insurance Company."

In addition, the following changes will automatically apply to any and all references to the product names:

     ----------------------------------- ----------------------------------
                                             NAME EFFECTIVE AS OF
               CURRENT NAME                    SEPTEMBER 6, 2005
     ----------------------------------- ----------------------------------
     First Fortis Masters VA             Masters VA
     ----------------------------------- ----------------------------------
     Fortis Opportunity VA               Opportunity VA
     ----------------------------------- ----------------------------------
     Fortis Opportunity + VA             Opportunity + VA
     ----------------------------------- ----------------------------------
     Fortis Masters VA                   Masters VA
     ----------------------------------- ----------------------------------
     Fortis Masters + VA                 Masters + VA
     ----------------------------------- ----------------------------------
     Fortis Income Preferred VA          Income Preferred VA
     ----------------------------------- ----------------------------------
     Fortis EmPower VA                   EmPower VA
     ----------------------------------- ----------------------------------


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5262